SUBSEQUENT EVENTS - Additional Information (Detail) - Subsequent Event [Member] $ in Thousands, $ in Thousands						2 Months Ended
	Mar. 06, 2026 USD ($)	Mar. 06, 2026 HKD ($)	Jan. 15, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 HKD ($)	Mar. 06, 2026 USD ($) shares
Subsequent Event [Line Items]
Stock repurchased during period, value | $						$ 3,815
Equivalent Ordinary Shares for ADS [Member]
Subsequent Event [Line Items]
Stock repurchased during period, shares						2,101,755
American Depository Shares [Member]
Subsequent Event [Line Items]
Stock repurchased during period, shares						700,585
MN1 2020 Revolving Facilities [Member]
Subsequent Event [Line Items]
Debt instrument, repaid, principal	$ 59,756	$ 467,000	$ 59,756	$ 59,756	$ 467,000